Borrowings and Other Financing Arrangements (Details)					1 Months Ended							12 Months Ended
	Nov. 25, 2024 USD ($) $ / shares shares	Jul. 24, 2024 USD ($)	Jul. 01, 2024 USD ($)	Oct. 14, 2022 USD ($) Days	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Oct. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Aug. 13, 2024 $ / shares	May 29, 2024
Borrowings and Other Financing Arrangements [Line Items]
Repayments of senior debt												$ 538,000
Long-term debt, gross												11,960,000
Long-term debt, non-current												13,186,000
Total stockholders’ deficit										$ (112,541,000)	$ 250,000,000	(8,610,000)	(112,541,000)
Convertible note issuance costs due to Bridge Warrants issuance													3,527,000
Loss on extinguishment of convertible notes												(26,359,000)
Conversion of convertible stock												102,155,000
Repayments of unsecured debt												$ 648,000
Common stock, par value (in Dollars per share) | $ / shares										$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from issuance of common stock												$ 360,000
Bridge Warrant [Member]
Borrowings and Other Financing Arrangements [Line Items]
Fair value of the warrants											$ 17,600,000
Convertible note issuance costs due to Bridge Warrants issuance													3,500,000
Additional Paid-in Capital [Member]
Borrowings and Other Financing Arrangements [Line Items]
Conversion of convertible stock												102,154,000
Conversion of Convertible Debt [Member] | Additional Paid-in Capital [Member]
Borrowings and Other Financing Arrangements [Line Items]
Conversion of convertible stock												102,200,000
Securities Purchase Agreement [Member]
Borrowings and Other Financing Arrangements [Line Items]
Shares issued in transaction (in Shares) | shares	1,058,826
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Proceeds from issuance of common stock	$ 360,000
Sale of stock (in Dollars per share) | $ / shares	$ 0.34
Senior Secured Notes [Member]
Borrowings and Other Financing Arrangements [Line Items]
Repayments of senior debt												500,000
Senior Secured Notes [Member] | Senior Notes [Member]
Borrowings and Other Financing Arrangements [Line Items]
Face amount				$ 30,000,000
Number of business days prior to applicable quarterly payment date for interest rate (in Days) | Days				3
Debt instrument, basis spread on variable rate				6.00%						6.00%
Debt default, incremental interest rate				3.00%
Potential equity issuance threshold that would trigger principal payments on debt				$ 50,000,000
Outstanding principal exchanged for convertible debt										$ 10,000,000			10,000,000
Outstanding principal balance of debt exchanged for senior secured notes										20,000,000			20,000,000
Unamortized debt issuance expense										100,000			100,000
Interest payable										1,700,000			1,700,000
Gains (losses) on restructuring of debt
Ginko Convertible Note [Member] | Convertible Debt [Member]
Borrowings and Other Financing Arrangements [Line Items]
Face amount										10,000,000			10,000,000
Amended Senior Note [Member] | Senior Notes [Member]
Borrowings and Other Financing Arrangements [Line Items]
Face amount										$ 11,800,000			$ 11,800,000
Debt instrument, interest rate, stated percentage										12.00%			12.00%
Gains (losses) on restructuring of debt													$ 2,500,000
Debt instrument, principal prepayment threshold						$ 250,000
Debt instrument, repaid, principal					$ 500,000
Long-term debt, gross										$ 11,800,000		$ 12,000,000	$ 11,800,000
Effective interest rate										8.30%		8.30%	8.30%
Long-term debt, non-current										$ 13,300,000		$ 13,200,000	$ 13,300,000
Senior Secured Notes And Amended Senior Note [Member] | Senior Notes [Member]
Borrowings and Other Financing Arrangements [Line Items]
Interest expense, debt												1,100,000	3,500,000
Senior Secured Notes And Amended Senior Note [Member] | Accounts Payable and Accrued Liabilities [Member] | Senior Notes [Member]
Borrowings and Other Financing Arrangements [Line Items]
Interest expense, debt												400,000	0
Promissory Note [Member]
Borrowings and Other Financing Arrangements [Line Items]
Reverse recapitalization, debt assumed												$ 600,000
Repayments of unsecured debt						600,000
Convertible Promissory Note [Member]
Borrowings and Other Financing Arrangements [Line Items]
Debt instrument, convertible, conversion price (in Dollars per share) | $ / shares												$ 1.5
Reverse recapitalization, debt assumed												$ 2,300,000
Number of securities called by warrants or rights (in Shares) | shares												1,000,000
Payments of related party convertible promissory note						$ 2,300,000
Ginko [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Borrowings and Other Financing Arrangements [Line Items]
Increase (decrease) to prepaid balance for future technical services										5,400,000			5,400,000
The Sponsor [Member]
Borrowings and Other Financing Arrangements [Line Items]
Sale of stock (in Dollars per share) | $ / shares														$ 10
Related Party [Member]
Borrowings and Other Financing Arrangements [Line Items]
Convertible notes, current										2,100,000			2,100,000
Payments of related party convertible promissory note												2,267,000
Nonrelated Party [Member]
Borrowings and Other Financing Arrangements [Line Items]
Proceeds from convertible debt												22,643,000	6,969,000
Convertible notes, current										$ 15,600,000			$ 15,600,000
Convertible Debt [Member]
Borrowings and Other Financing Arrangements [Line Items]
Debt instrument, fair value disclosure												102,200,000
Convertible Debt [Member] | Bridge Convertible Note [Member]
Borrowings and Other Financing Arrangements [Line Items]
Debt conversion, converted instrument, warrants or options issued (in Shares) | shares											1,336,723
Debt instrument, convertible, conversion price (in Dollars per share) | $ / shares											$ 0.00339
Convertible Debt [Member] | Bridge Convertible Note [Member]
Borrowings and Other Financing Arrangements [Line Items]
Face amount											$ 7,000,000
Debt instrument, interest rate, stated percentage											8.00%
Number of related parties debt was issued to											3
Debt instrument, convertible, minimum days prior to merger date											30 days
Debt instrument, conversion rate, percent of lowest price paid per share for equity securities sold											80.00%
Debt instrument, conversion rate, percent of company's equity value											80.00%
Debt instrument, fair value disclosure											$ 7,000,000
Debt issuance costs											14,100,000
Convertible Debt [Member] | Second Bridge Convertible Note [Member]
Borrowings and Other Financing Arrangements [Line Items]
Face amount									$ 5,000,000
Amortization of debt issuance costs									$ 2,500,000
Convertible Debt [Member] | Third Bridge Convertible Note [Member]
Borrowings and Other Financing Arrangements [Line Items]
Face amount								$ 17,700,000
Debt instrument, conversion rate, percent of company's equity value								40.00%
Amortization of debt issuance costs							$ 8,900,000
Proceeds from convertible debt							$ 4,000,000	$ 13,700,000
Convertible Debt [Member] | First Bridge Notes, the Gingko Bridge Note, and the Second Bridge Notes [Member]
Borrowings and Other Financing Arrangements [Line Items]
Debt instrument, conversion rate, percent of company's equity value								40.00%							80.00%
Convertible Debt [Member] | Bridge Convertible Notes, the Gingko Convertible Note, and the Second Bridge Convertible Notes [Member]
Borrowings and Other Financing Arrangements [Line Items]
Debt instrument, fair value disclosure								$ 52,700,000
Loss on extinguishment of convertible notes												$ 26,400,000
Convertible Debt [Member] | The Sponsor [Member] | Third Bridge Convertible Note [Member]
Borrowings and Other Financing Arrangements [Line Items]
Proceeds from convertible debt		$ 2,400,000	$ 1,400,000
Convertible Debt [Member] | Related Party [Member] | Bridge Convertible Note [Member]
Borrowings and Other Financing Arrangements [Line Items]
Face amount											$ 2,000,000
Ginko [Member] | Senior Secured Notes [Member]
Borrowings and Other Financing Arrangements [Line Items]
Upfront payment for future				$ 10,000,000
Scenario One [Member] | 2023 Convertible Notes [Member] | Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member]
Borrowings and Other Financing Arrangements [Line Items]
Effective interest rate										90.00%			90.00%
Scenario Two [Member] | 2023 Convertible Notes [Member] | Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member]
Borrowings and Other Financing Arrangements [Line Items]
Effective interest rate										10.00%			10.00%